Provisions - Summary of Other Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Provisions [abstract]
Due within one year	€ 537	€ 748
Due after one year	563	550
Total provisions	€ 1,100	€ 1,298